PROPERTY AND EQUIPMENT, NET - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Property, Plant and Equipment, Gross	$ 42,937	$ 40,208
Accumulated depreciation	17,167	9,719
Total	25,770	30,489
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross	7,536	6,586
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross	1,457	1,152
Machinery and lab equipment [Member]
Cost:
Property, Plant and Equipment, Gross	15,792	14,970
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross	$ 18,152	$ 17,500